Financial Risk Management - Exposure to Commodity Price Risk (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Commodity price risk [member]
Disclosure of commodity price risk for financial instruments [line items]
Copper increase/decrease	$ 6,645	$ 4,778